SUPPLEMENT TO THE
SPARTAN(registered trademark)MUNICIPAL
FUNDS' PROSPECTUS
DATED OCTOBER 20, 1994
The following information
replaces the similar
information found in the
Expenses section on page 5:
SHAREHOLDER TRANSACTION
EXPENSES are charges you
pay when you buy, sell, or
hold shares of a fund. See
page 29 for more information
about these fees.
Maximum sales charge on
purchases and
reinvested distributions None
Deferred sales charge on
redemptions None
Redemption fee (as a % of
amount redeemed
on shares held less than 180
days)
for Spartan Municipal Income .50
%
for Spartan Aggressive Municipal
1.00%
for all other funds None
Exchange and wire transaction
fees $5.00
Account closeout fees $5.00
Checkwriting fee, per check
written
(available for Spartan Municipal
Money,
Spartan Short-Intermediate
Municipal, and
Spartan Intermediate Municipal)
$2.00
Annual account maintenance fee
(for accounts under $2,500) $12.
00
The following information
replaces information with
respect to Spartan
Intermediate Municipal in the
Expenses and Performance
sections on pages 5 and 6:
FMR has voluntarily agreed
to temporarily limit operating
expenses of Spartan
Intermediate Municipal to
 .45% of the fund's average
net assets. If this agreement
was not in effect, the
management fee and total
operating expenses would be
 .55%. Expenses eligible for
reimbursement do not
include interest, taxes,
brokerage commissions, or
extraordinary expenses.
SPARTAN INTERMEDIATE MUNICIPAL
Operating Expenses:
 Management fee  (after
reimbursement)  0.45%
 12b-1 fee
None
 Other expenses
0.00%
 Total fund operating expenses
0.45%
SPARTAN INTERMEDIATE MUNICIPAL
Examples:
                       Account open
Acount closed
 After 1 year $5  $10
 After 3 years $14  $19
 After 5 years $25  $30
 After 10 years $57  $62

SUPPLEMENT TO THE
SPARTAN(registered trademark)MUNICIPAL
FUNDS' PROSPECTUS
DATED OCTOBER 20, 1994
The following information
replaces the similar
information found in the
Expenses section on page 5:
SHAREHOLDER TRANSACTION
EXPENSES are charges you
pay when you buy, sell, or
hold shares of a fund. See
page 29 for more information
about these fees.
Maximum sales charge on
purchases and
reinvested distributions None
Deferred sales charge on
redemptions None
Redemption fee (as a % of
amount redeemed
on shares held less than 180
days)
for Spartan Municipal Income .50
%
for Spartan Aggressive Municipal
1.00%
for all other funds None
Exchange and wire transaction
fees $5.00
Account closeout fees $5.00
Checkwriting fee, per check
written
(available for Spartan Municipal
Money,
Spartan Short-Intermediate
Municipal, and
Spartan Intermediate Municipal)
$2.00
Annual account maintenance fee
(for accounts under $2,500) $12.
00
The following information
replaces information with
respect to Spartan
Intermediate Municipal in the
Expenses and Performance
sections on pages 5 and 6:
FMR has voluntarily agreed
to temporarily limit operating
expenses of Spartan
Intermediate Municipal to
 .45% of the fund's average
net assets. If this agreement
was not in effect, the
management fee and total
operating expenses would be
 .55%. Expenses eligible for
reimbursement do not
include interest, taxes,
brokerage commissions, or
extraordinary expenses.
SPARTAN INTERMEDIATE MUNICIPAL
Operating Expenses:
 Management fee  (after
reimbursement)  0.45%
 12b-1 fee
None
 Other expenses
0.00%
 Total fund operating expenses
0.45%
SPARTAN INTERMEDIATE MUNICIPAL
Examples:
                       Account open
Acount closed
 After 1 year $5  $10
 After 3 years $14  $19
 After 5 years $25  $30
 After 10 years $57  $62

   SMU-95-4 (PAGE 1 OF 2) October 1, 1995
SMU-95-4 (PAGE 1 OF 2) October 1, 1995

The following information
replaces the similar
information found in the
Charter section beginning on
page 15.
   Norman Lind is manager and
Vice President of Spartan
Short-Intermediate Municipal
and Spartan Intermediate
Municipal, both of which he
has managed since October
1995. Mr. Lind also manages
Advisor Short-Intermediate
Tax-Exempt, New York
Tax-Free High Yield, New York
Tax-Free Insured, Spartan
New York Intermediate
Municipal, and Spartan New
York Municipal High Yield.
Previously, he managed
Spartan Municipal Income,
and he served as a municipal
research analyst. Mr. Lind
joined Fidelity in 1986.
David Murphy is manager and
Vice President of Spartan
Municipal Income, which he
has managed since October
1995. Mr. Murphy also
manages High Yield Tax-Free,
Limited Term Municipals,
Advisor Limited Term
Tax-Exempt: Class A, and
Advisor Limited Term
Tax-Exempt: Institutional Class.
Previously he managed
Spartan Short-Intermediate
Municipal, Spartan
Intermediate Municipal,
Spartan New Jersey Municipal
High Yield, Spartan New York
Intermediate Municipal, and
Advisor Short-Intermediate
Tax-Exempt. Mr. Murphy joined
Fidelity in 1989.
Tanya Roy is manager of
Spartan Aggressive
Municipal, which she has
managed since October 1995.
Ms. Roy also manages
Advisor High Income
Municipal and Aggressive
Tax-Free.  Previously, she
managed Municipal Bond and
was a municipal bond analyst.
Ms. Roy joined Fidelity 1989.
The following paragraph
supplements the information
found in the section entitled
Transaction Details beginning
on page 33:
FIDELITY RESERVES THE RIGHT
TO DEDUCT AN ANNUAL
MAINTENANCE FEE of $12.00
from accounts with a value of
less than $2,500, subject to
an annual maximum charge
of $60.00 per shareholder. It
is expected that accounts will
be valued on the second
Friday in November of each
year. Accounts opened after
September 30 will not be
subject to the fee for that
year. The fee, which is
payable to the transfer agent,
is designed to offset in part
the relatively higher costs of
servicing smaller accounts.
The fee will not be deducted
from retirement accounts,
accounts using regular
investment plans, or if total
assets in Fidelity funds
exceed $50,000. Eligibility for
the $50,000 waiver is
determined by aggregating
Fidelity mutual fund accounts
maintained by FSC or FBSI
which are registered under
the same social security
number or which list the
same social security number
for the custodian of a
Uniform Gifts/Transfers to
Minors Act account.

The following information
replaces the similar
information found in the
Charter section beginning on
page 15.
   Norman Lind is manager and
Vice President of Spartan
Short-Intermediate Municipal
and Spartan Intermediate
Municipal, both of which he
has managed since October
1995. Mr. Lind also manages
Advisor Short-Intermediate
Tax-Exempt, New York
Tax-Free High Yield, New York
Tax-Free Insured, Spartan
New York Intermediate
Municipal, and Spartan New
York Municipal High Yield.
Previously, he managed
Spartan Municipal Income,
and he served as a municipal
research analyst. Mr. Lind
joined Fidelity in 1986.
David Murphy is manager and
Vice President of Spartan
Municipal Income, which he has
managed since October 1995.
Mr. Murphy also manages High
Yield Tax-Free, Limited Term
Municipals, Advisor Limited
Term Tax-Exempt: Class A, and
Advisor Limited Term
Tax-Exempt: Institutional Class.
Previously he managed
Spartan Short-Intermediate
Municipal, Spartan
Intermediate Municipal,
Spartan New Jersey Municipal
High Yield, Spartan New York
Intermediate Municipal, and
Advisor Short-Intermediate
Tax-Exempt. Mr. Murphy joined
Fidelity in 1989.
Tanya Roy is manager of
Spartan Aggressive
Municipal, which she has
managed since October 1995.
Ms. Roy also manages
Advisor High Income
Municipal and Aggressive
Tax-Free.  Previously, she
managed Municipal Bond and
was a municipal bond analyst.
Ms. Roy joined Fidelity 1989.
The following paragraph
supplements the information
found in the section entitled
Transaction Details beginning
on page 33:
FIDELITY RESERVES THE RIGHT
TO DEDUCT AN ANNUAL
MAINTENANCE FEE of $12.00
from accounts with a value of
less than $2,500, subject to
an annual maximum charge
of $60.00 per shareholder. It
is expected that accounts will
be valued on the second
Friday in November of each
year. Accounts opened after
September 30 will not be
subject to the fee for that
year. The fee, which is
payable to the transfer agent,
is designed to offset in part
the relatively higher costs of
servicing smaller accounts.
The fee will not be deducted
from retirement accounts,
accounts using regular
investment plans, or if total
assets in Fidelity funds
exceed $50,000. Eligibility for
the $50,000 waiver is
determined by aggregating
Fidelity mutual fund accounts
maintained by FSC or FBSI
which are registered under
the same social security
number or which list the
same social security number
for the custodian of a Uniform
Gifts/Transfers to Minors Act
account.

 (PAGE 2 OF 2)
 (PAGE 2 OF 2)

SUPPLEMENT TO THE
SPARTAN(registered trademark)MUNICIPAL
FUNDS' PROSPECTUS
DATED OCTOBER 20, 1994
The following information
replaces the similar
information found in the
Expenses section on page 5:
SHAREHOLDER TRANSACTION
EXPENSES are charges you
pay when you buy, sell, or
hold shares of a fund. See
page 29 for more information
about these fees.
Maximum sales charge on
purchases and
reinvested distributions None
Deferred sales charge on
redemptions None
Redemption fee (as a % of
amount redeemed
on shares held less than 180
days)
for Spartan Municipal Income .50
%
for Spartan Aggressive Municipal
1.00%
for all other funds None
Exchange and wire transaction
fees $5.00
Account closeout fees $5.00
Checkwriting fee, per check
written
(available for Spartan Municipal
Money,
Spartan Short-Intermediate
Municipal, and
Spartan Intermediate Municipal)
$2.00
Annual account maintenance fee
(for accounts under $2,500) $12.
00
The following information
replaces information with
respect to Spartan
Intermediate Municipal in the
Expenses and Performance
sections on pages 5 and 6:
FMR has voluntarily agreed
to temporarily limit operating
expenses of Spartan
Intermediate Municipal to
 .45% of the fund's average
net assets. If this agreement
was not in effect, the
management fee and total
operating expenses would be
 .55%. Expenses eligible for
reimbursement do not
include interest, taxes,
brokerage commissions, or
extraordinary expenses.
SPARTAN INTERMEDIATE MUNICIPAL
Operating Expenses:
 Management fee  (after
reimbursement)  0.45%
 12b-1 fee
None
 Other expenses
0.00%
 Total fund operating expenses
0.45%
SPARTAN INTERMEDIATE MUNICIPAL
Examples:
                       Account open
Acount closed
 After 1 year $5  $10
 After 3 years $14  $19
 After 5 years $25  $30
 After 10 years $57  $62

SUPPLEMENT TO THE
SPARTAN(registered trademark)MUNICIPAL
FUNDS' PROSPECTUS
DATED OCTOBER 20, 1994
The following information
replaces the similar
information found in the
Expenses section on page 5:
SHAREHOLDER TRANSACTION
EXPENSES are charges you
pay when you buy, sell, or
hold shares of a fund. See
page 29 for more information
about these fees.
Maximum sales charge on
purchases and
reinvested distributions None
Deferred sales charge on
redemptions None
Redemption fee (as a % of
amount redeemed
on shares held less than 180
days)
for Spartan Municipal Income .50
%
for Spartan Aggressive Municipal
1.00%
for all other funds None
Exchange and wire transaction
fees $5.00
Account closeout fees $5.00
Checkwriting fee, per check
written
(available for Spartan Municipal
Money,
Spartan Short-Intermediate
Municipal, and
Spartan Intermediate Municipal)
$2.00
Annual account maintenance fee
(for accounts under $2,500) $12.
00
The following information
replaces information with
respect to Spartan
Intermediate Municipal in the
Expenses and Performance
sections on pages 5 and 6:
FMR has voluntarily agreed
to temporarily limit operating
expenses of Spartan
Intermediate Municipal to
 .45% of the fund's average
net assets. If this agreement
was not in effect, the
management fee and total
operating expenses would be
 .55%. Expenses eligible for
reimbursement do not
include interest, taxes,
brokerage commissions, or
extraordinary expenses.
SPARTAN INTERMEDIATE MUNICIPAL
Operating Expenses:
 Management fee  (after
reimbursement)  0.45%
 12b-1 fee
None
 Other expenses
0.00%
 Total fund operating expenses
0.45%
SPARTAN INTERMEDIATE MUNICIPAL
Examples:
                       Account open
Acount closed
 After 1 year $5  $10
 After 3 years $14  $19
 After 5 years $25  $30
 After 10 years $57  $62

   SMU-95-4 (PAGE 1 OF 2) October 1, 1995
SMU-95-4 (PAGE 1 OF 2) October 1, 1995

FMR has voluntarily agreed
to temporarily limit Spartan
Arizona Municipal Money
Market's and Spartan
Arizona Municipal Income's
operating expenses to .10%
of their average net assets. If
these agreements were not
in effect, the management
fee, other expenses, and
total operating expenses
would be .50%, .00%, and
 .50%, respectively, for
Spartan Arizona Municipal
Money Market and .55%,
 .00%, and .55%,
respectively, for Spartan
Arizona Municipal Income.
Expenses eligible for
reimbursement do not
include interest, taxes,
brokerage commissions, or
extraordinary expenses.
The following information
supplements the information
found in the section entitled
"Transaction Details"
beginning on page 21.
FIDELITY RESERVES THE RIGHT
TO DEDUCT AN ANNUAL
MAINTENANCE FEE of $12.00
from accounts with a value of
less than $2,500, subject to an
annual maximum charge of
$60.00 per shareholder. It is
expected that accounts will be
valued on the second Friday
in November of each year.
Accounts opened after
September 30 will not be
subject to the fee for that year.
The fee, which is payable to
the transfer agent, is designed
to offset in part the relatively
higher costs of servicing
smaller accounts. The fee will
not be deducted from
retirement accounts, accounts
using regular investment
plans, or if total assets in
Fidelity funds exceed $50,000.
Eligibility for the $50,000
waiver is determined by
aggregating Fidelity mutual
fund accounts maintained by
FSC or FBSI which are
registered under the same
social security number or
which list the same social
security number for the
custodian of a Uniform
Gifts/Transfers to Minors Act
account.

FMR has voluntarily agreed
to temporarily limit Spartan
Arizona Municipal Money
Market's and Spartan Arizona
Municipal Income's operating
expenses to .10% of their
average net assets. If these
agreements were not in
effect, the management fee,
other expenses, and total
operating expenses would be
 .50%, .00%, and .50%,
respectively, for Spartan
Arizona Municipal Money
Market and .55%, .00%, and
 .55%, respectively, for
Spartan Arizona Municipal
Income. Expenses eligible for
reimbursement do not include
interest, taxes, brokerage
commissions, or
extraordinary expenses.
The following information
supplements the information
found in the section entitled
"Transaction Details"
beginning on page 21.
FIDELITY RESERVES THE RIGHT
TO DEDUCT AN ANNUAL
MAINTENANCE FEE of $12.00
from accounts with a value of
less than $2,500, subject to an
annual maximum charge of
$60.00 per shareholder. It is
expected that accounts will be
valued on the second Friday in
November of each year.
Accounts opened after
September 30 will not be
subject to the fee for that year.
The fee, which is payable to
the transfer agent, is designed
to offset in part the relatively
higher costs of servicing
smaller accounts. The fee will
not be deducted from
retirement accounts, accounts
using regular investment
plans, or if total assets in
Fidelity funds exceed $50,000.
Eligibility for the $50,000
waiver is determined by
aggregating Fidelity mutual
fund accounts maintained by
FSC or FBSI which are
registered under the same
social security number or
which list the same social
security number for the
custodian of a Uniform
Gifts/Transfers to Minors Act
account.

 (PAGE 2 OF 4)
 (PAGE 2 OF 4)

FINANCIAL HIGHLIGHTS
The following information supplements the information set forth in the Prospectus. The tables report selected data for a share outstanding throughout the periods October 12, 1994 (commencement of operations) to February 28, 1995 (money market fund) and October 11, 1994 (commencement of operations) to February 28, 1995 (income fund):
FINANCIAL HIGHLIGHTS
The following information supplements the information set forth in the Prospectus. The tables report selected data for a share outstanding throughout the periods October 12, 1994 (commencement of operations) to February 28, 1995 (money market fund) and October 11, 1994 (commencement of operations) to February 28, 1995 (income fund):
 (PAGE 3 OF 4)
 (PAGE 3 OF 4)
SPARTAN ARIZONA MUNICIPAL MONEY MARKET

1.                                                            OCTOBER 12, 1994
                                                              (COMMENCEMENT
                                                              OF OPERATIONS) TO
                                                              FEBRUARY 28, 1995

2.                                                            (UNAUDITED)

3.SELECTED PER-SHARE DATA

4.Net asset value, beginning of period                                            $ 1.000

5.Income from Investment Operations                                                .014
Net interest income

6.Less Distributions                                                               (.014)
From net interest income

7.Net asset value, end of period                                                  $ 1.000

8.TOTAL RETURN B                                                                   1.40%

9.RATIOS AND SUPPLEMENTAL DATA

10.Net assets, end of period (000 omitted)                                        $ 23,524

11.Ratio of expenses to average net assets                                         -

12.Ratio of expenses to average net assets before expense r                        .50%
eductions                                                                         A

13.Ratio of net interest income to average net assets                              3.87%
                                                                                  A


A ANNUALIZED
B TOTAL RETURN DOES NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

SPARTAN ARIZONA MUNICIPAL MONEY MARKET

14.                                                           OCTOBER 12, 1994
                                                              (COMMENCEMENT
                                                              OF OPERATIONS) TO
                                                              FEBRUARY 28, 1995

15.                                                           (UNAUDITED)

16.SELECTED PER-SHARE DATA

17.Net asset value, beginning of period                                           $ 1.000

18.Income from Investment Operations                                               .014
Net interest income

19.Less Distributions                                                              (.014)
From net interest income

20.Net asset value, end of period                                                 $ 1.000

21.TOTAL RETURN B                                                                  1.40%

22.RATIOS AND SUPPLEMENTAL DATA

23.Net assets, end of period (000 omitted)                                        $ 23,524

24.Ratio of expenses to average net assets                                         -

25.Ratio of expenses to average net assets before expense r                        .50%
eductions                                                                         A

26.Ratio of net interest income to average net assets                              3.87%
                                                                                  A


A ANNUALIZED
B TOTAL RETURN DOES NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.



 (PAGE 4 OF 4)
 (PAGE 4 OF 4)
SPARTAN ARIZONA MUNICIPAL INCOME

27.                                                          OCTOBER 11, 1994
                                                             (COMMENCEMENT
                                                             OF OPERATIONS) TO
                                                             FEBRUARY 28, 1995

28.                                                          (UNAUDITED)

29.SELECTED PER-SHARE DATA

30.Net asset value, beginning of period                                          $ 10.000

31.Income from Investment Operations                                              .214
Net interest income

32. Net realized and unrealized gain (loss)                                       .359

33. Total from investment operations                                              .573

34.Less Distributions                                                             (.214)
From net interest income

35.Redemption fees added to paid in capital                                       .001

36.Net asset value, end of period                                                $ 10.360

37.TOTAL RETURN B                                                                 5.86%

38.RATIOS AND SUPPLEMENTAL DATA

39.Net assets, end of period (000 omitted)                                       $ 6,849

40.Ratio of expenses to average net assets                                        -

41.Ratio of expenses to average net assets before expense                         .55%A
reductions

42.Ratio of net interest income to average net assets                             5.80%A

43.Portfolio turnover rate                                                        60%A


A ANNUALIZED
B TOTAL RETURN DOES NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

SPARTAN ARIZONA MUNICIPAL INCOME

44.                                                          OCTOBER 11, 1994
                                                             (COMMENCEMENT
                                                             OF OPERATIONS) TO
                                                             FEBRUARY 28, 1995

45.                                                          (UNAUDITED)

46.SELECTED PER-SHARE DATA

47.Net asset value, beginning of period                                          $ 10.000

48.Income from Investment Operations                                              .214
Net interest income

49. Net realized and unrealized gain (loss)                                       .359

50. Total from investment operations                                              .573

51.Less Distributions                                                             (.214)
From net interest income

52.Redemption fees added to paid in capital                                       .001

53.Net asset value, end of period                                                $ 10.360

54.TOTAL RETURN B                                                                 5.86%

55.RATIOS AND SUPPLEMENTAL DATA

56.Net assets, end of period (000 omitted)                                       $ 6,849

57.Ratio of expenses to average net assets                                        -

58.Ratio of expenses to average net assets before expense                         .55%A
reductions

59.Ratio of net interest income to average net assets                             5.80%A

60.Portfolio turnover rate                                                        60%A


A ANNUALIZED
B TOTAL RETURN DOES NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.